Expense Example - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 29, 2024 USD ($)
VIP Real Estate Portfolio - Initial Class
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Real Estate Portfolio - Service Class
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Real Estate Portfolio - Service Class 2
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049